Investment Objectives and Goals - Vulcan Value Partners ETF	Nov. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Vulcan Value Partners ETF FUND Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vulcan Value Partners ETF (the “Fund”) seeks to achieve long-term capital appreciation as its investment objective.